Average Annual Total Returns{- Money Market Portfolio} - 03.31 FIMM Funds Class 1 Combo PRO-09 - Money Market Portfolio - Class I - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.52%	1.28%	0.69%